Concentrations of Credit Risk	12 Months Ended
Dec. 31, 2017
Risks and Uncertainties [Abstract]
Concentrations of Credit Risk
Concentrations of Credit Risk
For the years ended December 31, 2017, 2016 and 2015, EQT accounted for approximately 73%, 75% and 73%, respectively, of EQM's total revenues. Additionally, for the years ended December 31, 2017, 2016 and 2015, PNG Companies, LLC and its affiliates accounted for approximately 11%, 12% and 14% of EQM's total revenues, respectively, all of which was included in the transmission segment.
Approximately 19% and 47% of third party accounts receivable balances of $48.3 million and $20.7 million as of December 31, 2017 and 2016, respectively, represent amounts due from marketers. EQM manages the credit risk of sales to marketers by limiting EQM's dealings to those marketers meeting specified criteria for credit and liquidity strength and by actively monitoring these accounts. EQM may request a letter of credit, guarantee, performance bond or other credit enhancement from a marketer in order for that marketer to meet EQM's credit criteria. EQM did not experience any significant defaults on accounts receivable during the years ended December 31, 2017, 2016 and 2015.